Selected Interim Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	2013 Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	(in thousands, except for per share amounts)
Total revenue	$477,826	$510,033	$571,481	$576,199
Income from continuing operations	$38,496	$503,446	$82,311	$79,395
Net income attributable to Boston Properties, Inc.	$47,854	$452,417	$152,677	$88,719
Income attributable to Boston Properties, Inc. per share—basic	$0.32	$2.95	$1.00	$0.58
Income attributable to Boston Properties, Inc. per share—diluted	$0.31	$2.94	$1.00	$0.58

	2012 Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	(in thousands, except for per share amounts)
Total revenue	$438,722	$466,197	$464,220	$478,047
Income from continuing operations	$53,079	$94,795	$63,331	$74,251
Net income attributable to Boston Properties, Inc.	$48,454	$118,559	$57,249	$65,400
Income attributable to Boston Properties, Inc. per share—basic	$0.33	$0.79	$0.38	$0.43
Income attributable to Boston Properties, Inc. per share—diluted	$0.33	$0.78	$0.38	$0.43